PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2015	December 31, 2014
Prepaid insurance	$30,987	$71,651
Prepaid consulting services	20,000	37,500
Clinical trial	-	109,119
Other	10,866	34,832
Prepaid expenses and other current assets	$61,853	$253,102